                                                        PRUCO LIFE INSURANCE COMPANY
                                                 PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

                                                      Strategic Partners Annuity One 3
                                                         Strategic Partners Plus 3

                                      Strategic Partners FlexElite (Pruco Life Insurance Company only)

                                                  Supplement, dated December 15, 2008
                                                                  To
                                                    Prospectuses, dated May 1, 2008

This  Supplement  should be read and retained with the current  Prospectus  for your  contract.  This  Supplement is intended to update certain  information  in the  Prospectus  for the variable  contract  you own, and is not intended to be a prospectus  or offer for any other variable  contract listed here that you do not own. If you would like another copy of the current  Prospectus,  please contact us at 1-888-PRU-2888.

As detailed below,  this supplement  announces  changes to your ability to cancel certain  optional living benefits and either re-elect the same benefit or elect another living benefit.

WHEN  CONSIDERING  CANCELLATION OF AN EXISTING  OPTIONAL LIVING BENEFIT WITH OR WITHOUT THE RE-ELECTION OF THE SAME BENEFIT OR ELECTION
OF A NEW OPTIONAL  LIVING  BENEFIT,  PLEASE  REVIEW THE  PROSPECTUS  FOR  COMPLETE  DETAILS AND SPEAK TO YOUR  FINANCIAL  PROFESSIONAL.
AMONG OTHER THINGS, THE NEW BENEFIT MAY BE MORE EXPENSIVE THAN YOUR EXISTING BENEFIT.

A.  Lifetime  Five - Elections of Highest Daily  Lifetime  Seven or Spousal  Highest  Daily  Lifetime  Seven.  Under the section of the prospectus  entitled  "Lifetime Five Income Benefit",  we replace the last two paragraphs within the sub-section  entitled "Election of
Lifetime Five" with the following:

We no longer permit  elections of Lifetime Five - - whether for those who currently  participate  in Lifetime Five or for those who are buying a Contract  for the first  time.  If you wish,  you may cancel the  Lifetime  Five  benefit.  You may then elect  Highest  Daily
Lifetime Seven or Spousal  Highest Daily Lifetime Seven (or any other  currently  available  living  benefit) on the Business Day after you have  cancelled the Lifetime Five benefit  provided,  the request is received in good order (subject to state  availability  and in accordance  with any  applicable  age  requirements).  Upon your  election of Highest  Daily  Lifetime  Seven or Spousal  Highest Daily
Lifetime  Seven,  Contract  Value may be  transferred  between  the AST  Investment  Grade  Bond  Portfolio  Sub-account  and the other
Sub-accounts  according to the formula (See "Asset  Transfer  Component of Highest Daily Lifetime Seven/ Spousal Highest Daily Lifetime
Seven"  section for more details).  It is possible that over time the formula could  transfer some,  all, or none of the Contract Value
to  the  AST  Investment  Grade  Bond  Portfolio  Sub-account  under  the  newly-elected   benefit.  You  should  be  aware  that  upon
termination of the Lifetime Five benefit,  you will lose the Protected  Withdrawal Value,  Annual Income Amount,  and Annual Withdrawal
Amount that you had  accumulated  under the benefit.  Thus, the initial  guarantees  under any  newly-elected  benefit will be based on your  current  Account  Value.  Finally,  please note that the fee for the Highest  Daily  Lifetime  Seven and  Spousal  Highest  Daily
Lifetime Seven benefits is a percentage of Protected  Withdrawal  Value.  Thus, if Protected  Withdrawal  Value is larger than Contract
Value,  the fee will be  greater  than it would  have been had it been based on  Contract  Value.  Once the  Lifetime  Five  benefit is canceled you are not required to re-elect another  optional living benefit and any subsequent  benefit election may be made on or after the first Business Day following the  cancellation  of the Lifetime Five benefit  provided that the benefit you are looking to elect is available on a post- issue basis .

Please refer to your prospectus for allowable ownership designations under the benefit you are electing.

     B.  Spousal Lifetime Five - Elections of Highest Daily Lifetime Seven or Spousal Highest Daily Lifetime Seven.  Under the section of the prospectus entitled "Spousal Lifetime Five Income Benefit", we replace the last two paragraphs within the sub-section entitled "Election of and Designations of Spousal Lifetime Five" with the following:

We no longer permit  elections of Spousal  Lifetime Five - - whether for those who currently  participate  in Spousal  Lifetime Five or for those who are buying a Contract for the first time. If you wish,  you may cancel the Spousal  Lifetime  Five benefit.  You may then elect Highest Daily Lifetime Seven or Spousal  Highest Daily Lifetime Seven (or any other  currently  available  living benefit) on the
Business Day after have you cancelled the Spousal  Lifetime  Five benefit,  provided the request is received in good order  (subject to state  availability and any applicable age  requirements).  Upon your election of Highest Daily Lifetime Seven or Spousal Highest Daily
Lifetime  Seven,  Contract  Value may be  transferred  between  the AST  Investment  Grade  Bond  Portfolio  Sub-account  and the other
Sub-accounts  according to the formula (See "Asset  Transfer  Component of Highest Daily Lifetime Seven/ Spousal Highest Daily Lifetime
Seven"  section for more details).  It is possible that over time the formula could  transfer some,  all, or none of the Contract Value to the AST Investment Grade Bond Portfolio  Sub-account under the newly-elected  benefit.  You should be aware that upon termination of the Spousal  Lifetime Five  benefit,  you will lose the Protected  Withdrawal  Value and Annual Income Amount that you had  accumulated under the  benefit.  Thus,  the initial  guarantees  under any  newly-elected  benefit will be based on your  current  Contract  Value.
Also note that the fee for the Highest Daily  Lifetime  Seven and Spousal  Highest  Daily  Lifetime  Seven  benefits is a percentage of
Protected  Withdrawal Value.  Thus, if Protected  Withdrawal Value is larger than Contract Value, the fee will be greater than it would have been had it been based on Contract  Value.  Once the Spousal  Lifetime  Five  benefit is canceled you are not required to re-elect another  optional  living  benefit and any  subsequent  benefit  election may be made on or after the first  Business Day following the cancellation  of the Spousal  Lifetime  Five benefit  provided  that the benefit you are looking to elect is available on a post- issue basis .

Please refer to your prospectus for allowable ownership designations for the benefit you are electing.

C.       Highest Daily Lifetime Five - Elections of Highest Daily Lifetime Seven or Spousal Highest Daily Lifetime Seven.  Under the
         section of the prospectus entitled "Highest Daily Lifetime Five", we replace the last paragraph in the sub-section entitled
         "Election of and Designation under the Program" with the following:

We no longer  permit  elections  of Highest  Daily  Lifetime  Five - - whether for those who  currently  participate  in Highest  Daily
Lifetime  Five or for those who are buying a Contract  for the first  time.  If you wish,  you may cancel the  Highest  Daily  Lifetime
Five  benefit.  You may then elect  Highest Daily  Lifetime  Seven or Spousal  Highest  Daily  Lifetime  Seven (or any other  currently available  living  benefit) on the Business Day after you have cancelled the Highest Daily Lifetime Five benefit,  provided the request is received in good order (subject to state availability and any applicable age  requirements).  Upon cancellation of the Highest Daily
Lifetime Five benefit,  any Contract  Value  allocated to the Benefit Fixed Rate Account used with the asset  transfer  formula will be reallocated to the Permitted  Sub-Accounts  according to your most recent allocation  instructions or, in absence of such instructions, pro-rata.  Upon your  election  of Highest  Daily  Lifetime  Seven or Spousal  Highest  Daily  Lifetime  Seven,  Contract  Value may be
transferred  between the AST  Investment  Grade Bond Portfolio  Sub-account  and the other  Sub-accounts  according to the formula (See
"Asset  Transfer  Component of Highest Daily Lifetime  Seven/ Spousal  Highest Daily Lifetime  Seven" section for more details).  It is possible that over time the formula could transfer  some, all or none of the Contract Value to the AST Investment  Grade Bond Portfolio
Sub-account  under  the  newly-elected  benefit.  You  should  be aware  that upon  termination  of the  Highest  Daily  Lifetime  Five benefit,  you will lose the Protected  Withdrawal Value and Annual Income Amount that you had accumulated under the benefit, as well as any Enhanced  Protected  Withdrawal  Value and Return of Principal  Guarantees (if no withdrawals  have been taken) . Thus, the initial guarantees  under any  newly-elected  benefit will be based on your current Contract Value.  Finally,  please note that the fee for the
Highest Daily Lifetime Seven and Spousal  Highest Daily Lifetime Seven benefits is a percentage of Protected  Withdrawal  Value.  Thus, if  Protected  Withdrawal  Value is larger than  Contract  Value,  the fee will be greater than it would have been had it been based on
Contract  Value.  Once the Highest Daily  Lifetime Five benefit is canceled you are not required to re-elect  another  optional  living benefit and any subsequent  benefit  election may be made on or after the first Business Day following the  cancellation of the Highest
Daily Lifetime Five benefit provided that the benefit you are looking to elect is available on a post- issue basis .

Please refer to your prospectus for allowable ownership designations under the benefit you are electing.

D.       Highest Daily Lifetime Seven - - Elections of Highest Daily Lifetime Seven or Spousal Highest Daily Lifetime Seven.  Under
         the section of the prospectus entitled "Highest Daily Lifetime Seven", we replace the last paragraph in the sub-section entitled "Election of and Designations under the Program" with the following:

If you wish,  you may cancel the Highest Daily  Lifetime  Seven  benefit.  You may then re-elect  Highest Daily Lifetime Seven or elect
Spousal  Highest Daily Lifetime Seven (or any other  currently  available  living benefit) on the Business Day after you have cancelled the Highest  Daily  Lifetime  Seven  benefit,  provided the request is received in good order  (subject to state  availability  and any applicable age  requirements).  Upon cancellation of the Highest Daily Lifetime Seven benefit,  any Contract Value allocated to the AST
Investment  Grade Bond Portfolio  Sub-account  used with the asset transfer  formula will be reallocated to the Permitted  Sub-Accounts according to your most recent  allocation  instructions  or, in absence of such  instructions,  pro-rata.  Upon your election of either the Highest Daily Lifetime Seven or Spousal  Highest Daily  Lifetime Seven benefit,  Contract Value may be transferred  between the AST
Investment  Grade Bond Portfolio  Sub-account and the other  Sub-accounts  according to the formula (See "Asset  Transfer  Component of
Highest Daily Lifetime  Seven/  Spousal  Highest Daily  Lifetime  Seven"  section for more details).  It is possible that over time the formula could  transfer  some, all or none of the Contract  Value to the AST  Investment  Grade Bond  Portfolio  Sub-account  under the newly-elected  benefit.  You should be aware that upon  termination  of  Highest  Daily  Lifetime  Seven,  you will lose the  Protected
Withdrawal Value (including the Tenth  Anniversary Date Guarantee),  Annual Income Amount,  and the Return of Principal  Guarantee that you had accumulated  under the benefit.  Thus, the initial  guarantees  under any  newly-elected  benefit will be based on your current
Contract  Value.  Once the Highest Daily Lifetime Seven benefit is canceled you are not required to re-elect  another  optional  living benefit and any subsequent  benefit  election may be made on or after the first Business Day following the  cancellation of the Highest
Daily Lifetime Seven benefit provided that the benefit you are looking to elect is available on a post- issue basis .

Please refer to your prospectus for allowable ownership designations under the benefit you are electing.

E.       Spousal Highest Daily Lifetime Seven - - Elections of Highest Daily Lifetime Seven or Spousal Highest Daily Lifetime Seven.
         Under the section of the prospectus entitled "Spousal Highest Daily Lifetime Seven", we replace the last paragraph in the sub-section entitled "Election of and Designations under the Program" with the following:

If you wish, you may cancel the Spousal  Highest Daily Lifetime Seven  benefit.  You may then re-elect  Spousal  Highest Daily Lifetime
Seven or elect  Highest Daily  Lifetime  Seven (or any other  currently  available  living  benefit) on the Business Day after you have cancelled  the Spousal  Highest  Daily  Lifetime  Seven  benefit,  provided  the  request is  received in good order  (subject to state availability  and any  applicable age  requirements).  Upon  cancellation  of the Spousal  Highest Daily  Lifetime  Seven benefit,  any
Contract  Value  allocated  to the AST  Investment  Grade Bond  Portfolio  Sub-account  used with the asset  transfer  formula  will be reallocated to the Permitted  Sub-Accounts  according to your most recent  allocation  instruction  or in absence of such  instruction, pro-rata.  Upon your  election  of Highest  Daily  Lifetime  Seven or Spousal  Highest  Daily  Lifetime  Seven,  Contract  Value may be
transferred  between the AST  Investment  Grade Bond Portfolio  Sub-account  and the other  Sub-accounts  according to the formula (See
"Asset  Transfer  Component of Highest Daily Lifetime  Seven/ Spousal  Highest Daily Lifetime  Seven" section for more details).  It is possible that over time the formula could transfer  some,  all or, none of the Contract  Value to the AST Bond  Portfolio  Sub-accounts under the  newly-elected  benefit.  You should be aware that upon  termination  of  Spousal  Highest  Daily  Lifetime  Seven,  you will lose the Protected  Withdrawal  Value  (including  the Tenth  Anniversary  Date  Guarantee),  Annual Income  Amount,  and the Return of
Principal  Guarantee that you had accumulated under the benefit.  Thus, the initial guarantees under any newly-elected  benefit will be based on your current  Contract  Value.  Once the Spousal  Highest  Daily  Lifetime  Seven  benefit is canceled you are not required to re-elect another  optional living benefit and any subsequent  benefit election may be made on or after the first Business Day following the  cancellation of the Spousal  Highest Daily Lifetime Seven benefit  provided that the benefit you are looking to elect is available on a post- issue basis .

     Please refer to your prospectus for allowable ownership designations under the benefit you are electing.